Average Annual Total Returns - Beck, Mack & Oliver Partners Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Beck, Mack & Oliver Partners Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.46%	15.40%	9.77%
Beck, Mack & Oliver Partners Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.46%	15.36%	9.22%
Beck, Mack & Oliver Partners Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.70%	12.43%	7.75%